Property and Equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 232,872,000	$ 191,718,000
Impairment charge	1,709,000	16,838,000
Gain (loss) on disposal of assets	0
Leasehold improvements and furniture fixtures
Property, Plant and Equipment [Line Items]
Cost	$ 0	40,457,000
Leasehold improvements and furniture fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	2 years
Leasehold improvements and furniture fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 28,751,000	30,716,000
Useful life (in years)	4 years
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	$ 33,505,000	24,387,000
Useful life (in years)	3 years
Original cost	$ 13,191,000	$ 1,677,000